Stockholders Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders Equity [Abstract]
Schedule of Warrant Transactions	The following table summarizes the Company’s warrant transactions during the nine months ended September 30, 2023 and the year ended December 31, 2022:
	Number of Shares Underlying Warrants	Weighted Average Exercise Price
Outstanding at year ended December 31, 2021	103,500,000	$0.082
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding at year ended December 31, 2022	103,500,000	$0.082
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding at quarter ended September 30, 2023	103,500,000	$0.082
The following table summarizes the Company’s warrant transactions during the year ended December 31, 2022 and year ended December 2021:
	Number of Warrants	Weighted Average Exercise Price
Outstanding at year ended December 31, 2020	16,000,000	$0.030
Granted	87,500,000	0.091
Exercised	-	-
Expired	-	-
Outstanding at year ended December 31, 2021	103,500,000	$0.082
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding at quarter ended December 31, 2022	103,500,000	$0.082